SHARE-BASED PAYMENT (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	33.00%	50.49%	48.00%
Risk-free interest rate	0.06%	0.06%	0.14%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	64.44%	64.44%	76.78%
Risk-free interest rate	2.90%	1.59%	0.62%